Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

Collection Period Start	1-Feb-19	Distribution Date	15-Mar-19
Collection Period End	28-Feb-19	30/360 Days	30
Beg. of Interest Period	15-Feb-19	Actual/360 Days	28
End of Interest Period	15-Mar-19

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,036,234.59	990,431,913.87	941,228,803.13	0.6249709
Total Securities		1,506,036,234.59	990,431,913.87	941,228,803.13	0.6249709
Class A-1 Notes	1.320000%	158,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.830000%	372,000,000.00	157,437,407.58	127,915,541.13	0.3438590
Class A-2b Notes	2.698750%	248,000,000.00	104,958,271.70	85,277,027.41	0.3438590
Class A-3 Notes	2.050000%	370,000,000.00	370,000,000.00	370,000,000.00	1.0000000
Class A-4 Notes	2.170000%	102,000,000.00	102,000,000.00	102,000,000.00	1.0000000
Certificates	0.000000%	256,036,234.59	256,036,234.59	256,036,234.59	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	29,521,866.45	240,092.05	79.3598560	0.6454087
Class A-2b Notes	19,681,244.29	220,310.33	79.3598560	0.8883481
Class A-3 Notes	0.00	632,083.33	0.0000000	1.7083333
Class A-4 Notes	0.00	184,450.00	0.0000000	1.8083333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	49,203,110.74	1,276,935.71

I. COLLECTIONS

Lease Payments: (Lease SUBI)
Monthly Principal					13,371,821.21
Monthly Interest					5,803,428.91

Total Monthly Payments					19,175,250.12
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					866,429.11
Aggregate Sales Proceeds Advance					21,910,534.71

Total Advances					22,776,963.82
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					28,718,870.53
Excess Wear and Tear and Excess Mileage					280,661.10
Remaining Payoffs					0.00
Net Insurance Proceeds					1,286,536.73
Residual Value Surplus					575,820.19

Total Collections					72,814,102.49

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		17,084,674.63			1,245
Involuntary Repossession		175,688.00			14
Voluntary Repossession		92,464.00			6
Full Termination		3,867,912.00			301
Bankruptcty		—			—
Insurance Payoff			1,268,978.04		75
Customer Payoff				221,587.07	15
Grounding Dealer Payoff				4,672,617.85	293
Dealer Purchase				974,343.30	55

Total		21,220,738.63	1,268,978.04	5,868,548.22	2,004

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	57,243	1,200,982,739.72	7.00000%	990,431,913.87
Total Depreciation Received		(17,762,963.18)		(14,083,342.16)
Principal Amount of Gross Losses	(109)	(2,096,429.05)		(1,723,534.37)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,413)	(24,764,537.39)		(20,434,637.42)
Scheduled Terminations	(960)	(15,541,713.52)		(12,961,596.79)

Pool Balance - End of Period	54,761	1,140,817,096.58		941,228,803.13
Remaining Pool Balance
Lease Payment				175,907,590.71
Residual Value				765,321,212.42

Total				941,228,803.13

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	72,814,102.49
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	72,814,102.49
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	660,295.21
3. Reimbursement of Sales Proceeds Advance	15,201,952.56
4. Servicing Fee:
Servicing Fee Due	825,359.93
Servicing Fee Paid	825,359.93
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	16,687,607.70
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	240,092.05
Class A-2a Notes Monthly Interest Paid	240,092.05
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	220,310.33
Class A-2b Notes Monthly Interest Paid	220,310.33
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	632,083.33
Class A-3 Notes Monthly Interest Paid	632,083.33
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	184,450.00
Class A-4 Notes Monthly Interest Paid	184,450.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,276,935.71
Total Note and Certificate Monthly Interest Paid	1,276,935.71
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	54,849,559.08
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	49,203,110.74
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	49,203,110.74
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	5,646,448.34

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,181.17
Required Reserve Account Amount			22,590,543.52
Beginning Reserve Account Balance			22,590,543.52
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			22,590,543.52
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			5,646,448.34
Gross Reserve Account Balance			28,236,991.86
Remaining Available Collections Released to Seller			5,646,448.34
Total Ending Reserve Account Balance			22,590,543.52

V. POOL STATISTICS

Weighted Average Remaining Maturity			9.91
Monthly Prepayment Speed			58%
Lifetime Prepayment Speed			71%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,617,044.47
Securitization Value of Defaulted Receivables and Casualty Receivables		1,723,534.37	109
Aggregate Defaulted and Casualty Gain (Loss)		(106,489.90)
Pool Balance at Beginning of Collection Period		990,431,913.87
Net Loss Ratio
Current Collection Period		-0.0108%
Preceding Collection Period		0.0033%
Second Preceding Collection Period		0.0020%
Third Preceding Collection Period		0.0182%
Cumulative Net Losses for all Periods		0.1059%	1,594,242.30

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.74%	7,312,891.50	459
61-90 Days Delinquent	0.19%	1,888,229.17	119
91-120 Days Delinquent	0.06%	576,744.53	39
More than 120 Days	0.00%	20,725.59	2

Total Delinquent Receivables:	0.99%	9,798,590.79	619

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.25%	0.28%
Preceding Collection Period		0.24%	0.26%
Second Preceding Collection Period		0.22%	0.24%
Third Preceding Collection Period		0.22%	0.23%
60 Day Delinquent Receivables		2,485,699.29
Delinquency Percentage		0.25%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		20,952,586.63	1,546
Securitization Value		22,356,359.61	1,546

Aggregate Residual Value Surplus (Loss)		(1,403,772.98)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		126,732,210.88	8,863
Cumulative Securitization Value		133,628,257.47	8,863

Cumulative Residual Value Surplus (Loss)		(6,896,046.59)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			24,811,244.21
Reimbursement of Outstanding Advance			15,201,952.56
Additional Advances for current period			21,910,534.71

Ending Balance of Residual Advance			31,519,826.36

Beginning Balance of Payment Advance			1,943,296.52
Reimbursement of Outstanding Payment Advance			660,295.21
Additional Payment Advances for current period			866,429.11

Ending Balance of Payment Advance			2,149,430.42

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO